Subsequent Significant Events	6 Months Ended
Jun. 30, 2015
Subsequent Significant Events [Text Block]

SUBSEQUENT SIGNIFICANT EVENTS

10.1 – Resignation of Chief Financial Officer and nomination of new CFO

On June 30, 2015, Eric Soyer officially resigned from his position as Chief Financial Officer of the Company and Managing Director of the French Operations. On July 14, 2015, François Dietsch was promoted Chief Financial Officer of EDAP TMS replacing Eric Soyer.

10.2 – FDA update

On July 21, 2015, the Company received a letter from the U.S. Food and Drug Administration (“FDA”) related to its Direct De Novo 510(k) petition for Ablatherm HIFU in the United States. The “Deficiency List” (as such communications about a regulatory filing are officially designated) identifies items and topics for which the FDA has requested additional information or further clarifications to continue its ongoing review. Only four (4) points were raised in the Deficiency List, and the FDA requested (i) the results of EDAP’s reprocessing validation tests, (ii) additional information regarding the Company’s physician training program, (iii) additions and modifications to the draft labeling materials, and (iv) additions and modifications to the draft user manual.

On August 25, 2015, the Company announced it submitted a complete, formal response to the FDA "Deficiency List". The FDA review of EDAP’s Direct De Novo 510(k) petition, which had been on hold pending submission of the response, will now resume.

10.3 – Legal proceedings update

Following the August 4, 2014 class action law suit filed against the Company (ref. “Item 8. Financial Information / Legal Proceedings” of our 20 -F Report filed with the SEC on April 2, 2015), on September 14, 2015, the defendants’ motion to dismiss the plaintiffs’ claims, filed by the defendants on February 20, 2015, was granted in its entirety by the U.S. District Court for the Southern District of New York. If the plaintiffs appeal or seek other relief from the court’s ruling, the defendants will continue to defend the matter vigorously, but cannot predict the likely outcome.